INCOME TAX (Details) - Schedule of components of income tax expense (Recovery) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Current tax
Current tax expense in respect of the current year
Deferred tax
Deferred tax expense (recovery) in the current year	[1]
Total income tax expense recognized in the current year		[2],[3]

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[2]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[3]	See Note 3. for information on the restatement adjustment as of December 31, 2020.